RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2022
Related party transactions [abstract]
Disclosure of information about expenses included in the following management and board compensation
For the years ended August 31, 2022 and 2021, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Salaries and consulting fees	$3,891	$2,757
Share-based compensation	3,713	2,555
Total key management compensation	$7,604	$5,312